UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 5068 W. Plano Parkway
         Suite 277
         Plano, TX  75093

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     972.931.4808

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     September 19, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     103

Form13F Information Table Value Total:     $102,449 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
A T & T                     COM                 001957109      352    16526 SH       SOLE                    16526
Abbott Laboratories         COM                 002824100      245     5200 SH       SOLE                     5200
Alza Corp Class A           COM                 022615108      252     6215 SH       SOLE                     6215
Amer Home Prod              COM                 026609107     1507    25650 SH       SOLE                    25650
American Express            COM                 025816109     1887    45700 SH       SOLE                    45700
Anadarko Petroleum          COM                 032511107      207     3291 SH       SOLE                     3291
B I S Y S Group Inc         COM                 055472104      695    13000 SH       SOLE                    13000
Baker Hughes                COM                 057224107     1273    35050 SH       SOLE                    35050
Banc One                    COM                 06423A103     2116    58475 SH       SOLE                    58475
Bank of New York Inc        COM                 064057102      516    10480 SH       SOLE                    10480
BellSouth Cap Fdg 7.375%    PFD                                207     8000 SH       SOLE                     8000
Berkshire Hathaway Class B  COM                 084670207    11787     5417 SH       SOLE                     5417
Biomet Incorporated         COM                 090613100      410    10400 SH       SOLE                    10400
Boeing                      COM                 097023105     1959    35157 SH       SOLE                    35157
BP PLC ADR                  COM                 055622104      813    16377 SH       SOLE                    16377
Bristol-Myers Squibb        COM                 110122108     1768    29764 SH       SOLE                    29764
Chevron Corporation         COM                 166751107      419     4775 SH       SOLE                     4775
Chico's FAS Inc             COM                 168615102      243     7400 SH       SOLE                     7400
Citigroup Inc               COM                 172967101     1125    25008 SH       SOLE                    25008
Compaq                      COM                 204493100     1802    98988 SH       SOLE                    98988
Conoco Class A              COM                 208251306      525    18675 SH       SOLE                    18675
Cooper Industries           COM                 216669101     1166    34853 SH       SOLE                    34853
Cree Inc                    COM                 225447101      261    17450 SH       SOLE                    17450
Deere & Company             COM                 244199105      324     8910 SH       SOLE                     8910
Duke Capital Pfd 7.375%     PFD                                320    12800 SH       SOLE                    12800
Duke Capital Pfd 8.375%     PFD                                530    19900 SH       SOLE                    19900
Duke Weeks Rlt Pf 8.25%     PFD                                246    10000 SH       SOLE                    10000
Dun & Bradstreet            COM                 26483E100      293    12450 SH       SOLE                    12450
E*Trade Group               COM                 269246104       73    10520 SH       SOLE                    10520
Eastman Kodak               COM                 277461109      621    15565 SH       SOLE                    15565
Electronic Data Systems     COM                 285661104     2130    38138 SH       SOLE                    38138
Exxon Mobil Corp            COM                 30231G102     4234    52268 SH       SOLE                    52268
Fedex Corp                  COM                 31428X106      623    14955 SH       SOLE                    14955
Fidelity Magellan Fd                                           330     3158 SH       SOLE                     3158
First Data Corporation      COM                 319963104      277     4635 SH       SOLE                     4635
First Ind Rlty Pfd 7.9%     PFD                                441    19600 SH       SOLE                    19600
First Union Corp            COM                 337358105     1163    35250 SH       SOLE                    35250
Ford Motor                  COM                 345370860     1088    38677 SH       SOLE                    38677
Gannett                     COM                 364730101     1802    30180 SH       SOLE                    30180
Gateway Inc                 COM                 367626108      586    34885 SH       SOLE                    34885
General Electric            COM                 369604103     1372    32780 SH       SOLE                    32780
General Mills               COM                 370334104      206     4800 SH       SOLE                     4800
General Motors              COM                 370442105     1779    34318 SH       SOLE                    34318
Great Lakes Chemical        COM                 390568103     1348    43850 SH       SOLE                    43850
H & R Block Inc             COM                 093671105     1154    23050 SH       SOLE                    23050
Halliburton                 COM                 406216101     1407    38275 SH       SOLE                    38275
Hewlett-Packard             COM                 428236103     1353    43254 SH       SOLE                    43254
Home Depot Inc              COM                 437076102     1957    45398 SH       SOLE                    45398
Honeywell Intl Inc          COM                 438516106      748    18323 SH       SOLE                    18323
Hubbell Inc Cl B            COM                 443510201      424    18200 SH       SOLE                    18200
Hughes Electronics          COM                 370442832     1419    72748 SH       SOLE                    72748
Imperial Oil Ltd            COM                 453038408      210     8600 SH       SOLE                     8600
Int'l Business Machines     COM                 459200101     1374    14283 SH       SOLE                    14283
Int'l Flavors & Frag        COM                 459506101     1199    54365 SH       SOLE                    54365
Int'l Paper Pfd 7.875%      PFD                                497    19900 SH       SOLE                    19900
Invesco Strategic Fin                                          254     8789 SH       SOLE                     8789
J.P. Morgan Chase           COM                 46625H100      591    13159 SH       SOLE                    13159
Johnson & Johnson           COM                 478160104      520     5950 SH       SOLE                     5950
Kimberly-Clark Corp         COM                 494368103      613     9030 SH       SOLE                     9030
Lilly Eli & Company         COM                 532457108      523     6827 SH       SOLE                     6827
Lockheed Martin Corp        COM                 539830109     1442    40450 SH       SOLE                    40450
Lowe's Companies            COM                 548661107     1490    25485 SH       SOLE                    25485
Lucent Technologies         COM                 549463107      221    22200 SH       SOLE                    22200
Masco Corp                  COM                 574599106     1343    55650 SH       SOLE                    55650
MBNA Corp                   COM                 55262L100      629    18993 SH       SOLE                    18993
McDonalds Corp              COM                 580135101     1552    58450 SH       SOLE                    58450
Mellon Financial            COM                 58551A108     1054    26000 SH       SOLE                    26000
Migratec Inc                COM                                  9    21000 SH       SOLE                    21000
Minn Mining & Mfg           COM                 604059105      247     2380 SH       SOLE                     2380
Moody's Corporation         COM                 615369105      771    27975 SH       SOLE                    27975
Motorola                    COM                 620076109     2399   168200 SH       SOLE                   168200
New Plan Excel Realty       COM                 648053106     1625   101550 SH       SOLE                   101550
Nike Inc Cl B               COM                 654106103     1067    26325 SH       SOLE                    26325
Noble Drilling Corp         COM                 655042109      289     6250 SH       SOLE                     6250
Palm Inc                    COM                 696642107      891   105937 SH       SOLE                   105937
Pepsico                     COM                 713448108     2750    62560 SH       SOLE                    62560
Pfizer Incorporated         COM                 717081103      579    14150 SH       SOLE                    14150
Philip Morris               COM                 718154107      676    14255 SH       SOLE                    14255
PNC Financial Services      COM                 693475105     1240    18300 SH       SOLE                    18300
Rowan Companies             COM                 779382100      715    26000 SH       SOLE                    26000
Sabine Royalty Trust        COM                 785688102     1543    72100 SH       SOLE                    72100
SBC Communications          COM                 78387G103      201     4506 SH       SOLE                     4506
Schering Plough Corp        COM                 806605101      311     8500 SH       SOLE                     8500
Schlumberger                COM                 806857108     1188    20620 SH       SOLE                    20620
Sealed Air $2.00 Cv Pfd                                       1179    32025 SH       SOLE                    32025
Sealed Air Corp             COM                 81211K100      653    19600 SH       SOLE                    19600
Sprint Corp (FON Group)     COM                 852061100      359    16328 SH       SOLE                    16328
Stewart Enterprises         COM                 860370105       82    16600 SH       SOLE                    16600
Texaco                      COM                 881694103      322     4850 SH       SOLE                     4850
Thomas & Betts              COM                 884315102     2711   156186 SH       SOLE                   156186
Tricon Global Rest          COM                 895953107     1525    39925 SH       SOLE                    39925
U S Bancorp                 COM                 902973304     1550    66801 SH       SOLE                    66801
UDS Pfd 8.32%               PFD                                306    12400 SH       SOLE                    12400
United Technologies         COM                 913017109      498     6800 SH       SOLE                     6800
USG Corp                    COM                 903293405      371    24300 SH       SOLE                    24300
Wachovia Corp               COM                 929771103      991    16450 SH       SOLE                    16450
Wal-Mart de Mx Sr C         COM                                 21    10000 SH       SOLE                    10000
Weatherford Int'l           COM                 947074100      347     7035 SH       SOLE                     7035
Weingarten Realty           COM                 948741103      355     8400 SH       SOLE                     8400
Weingarten Rlty Pfd 7.44%   PFD                                330    13700 SH       SOLE                    13700
Wendy's International       COM                 950590109      322    14428 SH       SOLE                    14428
Worldcom Inc-Worldcom Gr    COM                 981570106      374    19989 SH       SOLE                    19989
Xerox Corp                  COM                 984121103      357    59550 SH       SOLE                    59550